Offerings - Offering: 1	Aug. 05, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.95% General Mortgage Bonds, Series AQ, due 2035
Amount Registered | shares	600,000,000
Maximum Aggregate Offering Price	$ 597,744,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 91,514.61
Offering Note	This registration fee table shall be deemed to update the "Calculation of Registration Fee" in the Company's Registration Statement on Form S-3 (File No. 333-272025-02) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.